Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax
Deferred tax asset	$ 71,413	$ 137,297
Valuation allowance	(71,413)	(137,297)
Net deferred tax asset	$ 0	$ 0